Other Income (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government [Member]
Other Income [Line Items]
Government grants	¥ 9,945,338	¥ 5,996,537	¥ 3,319,871